Description of Business (Details Narrative) - shares	6 Months Ended	7 Months Ended
	Jun. 30, 2020	Aug. 03, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Formation date	Aug. 07, 2007
Entity Incorporation, Country Name	Republic of the Marshall Islands
General partner, Name	Navios GP L.L.C.
Date of initial public offering	Nov. 16, 2007
Limited Partners' Capital Account, Units Outstanding	10,987,679	10,987,679	10,987,679
General Partners' Capital Account, Units Outstanding	230,524	230,524	230,524
Olympos Maritime Ltd
Business Acquisition [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest	2.10%	2.10%
navios holdings
Business Acquisition [Line Items]
Limited Partners' Capital Account, Units Outstanding	2,070,216
Limited Liability Company or Limited Partnership, Members or Limited Partners, Ownership Interest	18.80%	18.80%